Description of Plan - Narrative (Details) - EBP 002 - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, automatic, annual increase deferral rate	1.00%	1.00%
Employer contribution, participant compensation matched, percentage		6.00%
Employee, years of service		3 years
Employer contribution vesting percentage		100.00%
Forfeited nonvested, percent termination		100.00%
Forfeited nonvested account		$ 21,240	$ 28,394
Forfeited nonvested account, decrease from administrative expense		$ 28,408
Note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Note receivable from participant, account, maximum borrowing, amount		$ 50,000
Transfers into Plan		$ 19,000
Minimum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate		6.00%
Participant contribution, pretax, minimum annual compensation to total compensation, percentage		0.00%
Notes receivable from participants, interest rate		3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate	12.00%	10.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage		100.00%
Notes receivable from participants, interest rate		8.50%